Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at FVTPL	¥ 156	¥ 1,951	$ 1,141
Level 1 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at FVTPL		1,951
Level 2 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at FVTPL
Level 3 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at FVTPL	¥ 1,141